FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of fair value of all outstanding risk management contracts by commodity type (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net asset (liability)	$ 12,007	$ (26,105)
Crude Oil [Member]
Disclosure of detailed information about financial instruments [line items]
Net asset (liability)	(5,801)	(13,463)
Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Net asset (liability)	17,808	(2,773)
NGL [Member]
Disclosure of detailed information about financial instruments [line items]
Net asset (liability)	$ 0	$ (9,869)